Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

14.Income taxes

The income taxes shown in the consolidated statements of comprehensive loss differ from the amounts obtained by applying statutory rates to the loss before income taxes due to the following:

	2023	2022	2021
	$	$	$
Net loss for the year	(2,158,000)	(7,718,000)	(1,579,000)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(583,000)	(2,084,000)	(426,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	45,000	131,000	108,000
Temporary differences	(25,000)	276,000	447,000
(Over) under provided in prior years	(559,000)	(552,000)	—
Change in tax assets not recognized	1,122,000	2,229,000	(129,000)
Income tax recovery	—	—	—

The significant components of the Company’s deferred tax assets are as follows:

	December 31,	December 31,
	2023	2022
	$	$
Share issuance costs	229,000	485,000
Cumulative eligible capital	117,000	90,000
Operating losses carried forward	4,819,000	4,343,000
Total deferred tax assets	5,165,000	4,918,000
Deferred tax assets not recognized	(5,165,000)	(4,918,000)
	—	—

The realization of income tax benefits related to these deferred potential tax deductions is not probable.

Accordingly, no deferred income tax assets have been recognized for accounting purposes. The Company has Canadian non-capital losses carried forward of approximately CAD $21,561,000 that may be available for tax purposes. The losses expire as follows:

Expiry date	$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	9,634,000
2043	3,134,000
Total	21,561,000